Prepaid Expenses and Other Assets (Details) - USD ($)		12 Months Ended
	Jun. 01, 2026	Jun. 30, 2026
Prepaid Expenses and Other Assets [Abstract]
Debt Instrument, Face Amount	$ 1,350,000
Maturity term	2 years
Remaining amount		$ 450,000
Interest rate	3.00%
Issuance date amount		$ 875,039